Document and Entity Information	Jul. 23, 2020
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0000036047
Document Type	8-K
Document Period End Date	Jul. 23, 2020
Entity Registrant Name	CORELOGIC, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-13585
Entity Tax Identification Number	95-1068610
Entity Address, Address Line One	40 Pacifica
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92618
City Area Code	(949)
Local Phone Number	214-1000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $0.00001 par value
Trading Symbol	CLGX
Security Exchange Name	NYSE
Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Preferred Stock Purchase Rights
Trading Symbol	CLGX
Security Exchange Name	NYSE